Net Income (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (loss) Per Share

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years presented (in thousands, except share and per share data):

	For the Three Months Ended March 31,
	2022	2021
Net Income (loss)	$(6,301)	$94
Weighted average common shares used in computing net income (loss) per share, basic	33,386,200	33,119,549
Potentially diluted securities	—	12,373,071
Weighted average common shares used in computing net income (loss) per share, diluted	33,386,200	45,492,620
Net income (loss) per share, basic	$(0.19)	$0.00
Net income (loss) per share, diluted	$(0.19)	$0.00

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years presented (in thousands, except share and per share data):

	For the Years Ended December 31,
	2021	2020
Net Income (loss)	$(12,866)	$3,185
Weighted average common shares used in computing net income (loss) per share, basic	33,386,200	32,812,462
Potentially diluted securities	—	8,359,999
Weighted average common shares used in computing net income (loss) per share, diluted	33,386,200	41,172,461
Net income (loss) per share, basic	$(0.39)	$0.10
Net income (loss) per share, diluted	$(0.39)	$0.08

Schedule of Outstanding Potentially Dilutive Securities

The following securities were excluded from the computations of the diluted net income (loss) per share, for the three months ended March 31, 2022 and 2021 as the effect of the securities would be anti-dilutive:

	As of March 31,
	2022	2021
Stock options	5,399,441	171,703
Warrants	17,355,700	-
Convertible notes	16,154,795	12,373,071
Total common stock equivalents	38,909,936	12,544,774

The following securities were excluded from the computations of the diluted net income (loss) per share, for the year ended December 31, 2021 and 2020 as the effect of the securities would be anti-dilutive:

	2021	2020
Stock options	5,399,441	$171,703
Warrants	17,355,700	-
Convertible notes	16,154,795	-
Total common stock equivalents	38,909,936	$171,703